Loans	12 Months Ended
Dec. 31, 2014
Loans
Loans

(3) Loans

        A summary of loans, by loan type at December 31, 2014 and 2013 is as follows:

	December 31, 2014	December 31, 2013
	(Dollars in Thousands)
Commercial, financial and agricultural	$3,107,584	$2,894,779
Real estate—mortgage	910,326	847,692
Real estate—construction	1,414,977	1,208,508
Consumer	61,137	66,414
Foreign	185,221	181,842

Total loans	$5,679,245	$5,199,235